Pensions and Other Benefit Plans - Plan Assets Allocation (Details)	3 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Apr. 04, 2021	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Plans
Net Periodic Benefit Cost
Rate of increase in compensation levels	2.50%	2.70%	2.70%
Expected long-term rate of return on plan assets	2.90%	2.10%	2.50%
Benefit Obligation
Discount rate				4.20%	1.40%	1.10%
Rate of increase in compensation levels				2.70%	2.70%	2.70%
Retirement Plans | Service Cost
Net Periodic Benefit Cost
Discount Rate	2.30%	1.20%	1.50%
Retirement Plans | Interest Cost
Net Periodic Benefit Cost
Discount Rate	3.10%	0.70%	1.00%
Other Benefit Plans
Net Periodic Benefit Cost
Rate of increase in compensation levels	0.00%	0.00%	0.00%
Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Benefit Obligation
Discount rate				12.30%	11.50%	13.30%
Rate of increase in compensation levels				0.00%	0.00%	0.00%
Other Benefit Plans | Service Cost
Net Periodic Benefit Cost
Discount Rate	0.00%	0.00%	0.00%
Other Benefit Plans | Interest Cost
Net Periodic Benefit Cost
Discount Rate	0.00%	0.00%	0.00%